Organization (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 23, 2001	Dec. 31, 2011
Trust dissolution date		Dec. 31, 2031
Millburn Ridgefield Corporation [Member]
Original trust capital	$ 400
Minimum percentage of ownership		1.00%
Minimum capital investment		500,000
Initial Unitholder [Member]
Original trust capital	$ 1,600